RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NAMES AND RELATIONSHIP OF RELATED PARTIES

Nature of relationships with related parties

Name of related party	Relationship with the Company
Cheung Lui (“Mr. Cheung”)	Chief Executive Officer and indirect controlling shareholder of the Company
Jose Sfez (“Mr. Sfez”)	Chairman and Director of the Company
Seven Retail Limited	Entity controlled by Mr. Sfez
Red and Blue LLC	Entity controlled by Mr. Sfez

SCHEDULE OF RELATED PARTY BALANCES

Related party balances consisted of the following:

			As of September 30,
			2024	2025	2025
Name	Nature		HKD	HKD	USD

Cheung Lui	Amount due to a shareholder	(a)	$3,598,750	$2,150	$277

Red and Blue LLC	Accounts receivable	(b)	$97,449	$169,419	$21,774

(a)	As of September 30, 2024 and 2025, the amount due to a shareholder, Mr. Cheung Lui represented the temporary advances made to the Company. This advance made by Mr. Cheung under this facility is non-interest bearing, unsecured and repayable on demand.

(b)	As of September 30, 2024 and 2025, the amount represented trade receivable from product sales with a related party, Red and Blue LLC. The amount is unsecured, interest-free and granted with 45 days’ credit term. The balance was subsequently settled in full.

SCHEDULE OF RELATED PARTY TRANSACTION

		Years ended September 30,
Name	Nature	2023	2024	2025	2025
		HKD	HKD	HKD	USD

Cheung Lui	Dividends declared	$5,700,000	$-	$-	$-

Seven Retail Limited	Consultancy fee	$2,040,000	$680,000	$-	$-

Red and Blue LLC	Product sales	$865,816	$921,256	$1,009,312	$129,717